Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Restricted Stock Units Activity
A summary of the activity and related information for our RSU's and PRSU's is follows:

	RSU's		PRSU's
(In thousands, except per share amounts)	Units	Weighted average grant date price	Units	Weighted average grant date price
Unvested units at January 1, 2014	797	$9.83	246	$9.13
Units granted	292	12.24	—	—
Units vested	(438)	10.07	—	—
Units forfeited	(14)	10.07	—	—
Unvested units at December 31, 2014	637	$10.76	246	$9.13

Summary of Stock Options Activity
A summary of the activity and related information for our stock options follows:

	2014
(In thousands, except per share amounts)	Shares	Weighted average exercise price
Under option at January 1, 2014	1,440	$7.68
Options granted	—	—
Options exercised	—	—
Options forfeited or expired	—	—
Under option at December 31, 2014	1,440	$7.68
Options exercisable at December 31, 2014	1,440	$7.68